Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciate Plant and Equipment	We depreciate plant and equipment using the straight-line method as follows:
Plant machineries	5 years to 10 years
Motor Vehicles	5 years
Office equipment	3 years to 5 years

Schedule of Intangible Assets of Estimated Useful Lives	Intangible assets that have determinable lives are amortized over their estimated useful lives based upon the usage of the asset, which is approximated using a straight-line method as follows:
Computer software	3 years to 5 years
Patent	10 years

Schedule of Previously Issued Consolidated Balance Sheet

The effects of these items in the Company’s previously issued consolidated balance sheet as at December 31, 2023 are summarized as follows:

	Previously Reported	Revisions	Revised
	HK$	HK$	HK$
Statutory reserve	-	278,740	278,740
Retained earnings’	3,377,114	(278,740)	3,098,374
	3,377,114	-	3,377,114

Schedule of Previously Issued Consolidated Statements of Changes in Shareholders’ Equity

The effects of these items in the Company’s previously issued consolidated statements of changes in shareholders’ equity for the years ended December 31, 2022 and 2023 are summarized as follows:

	Previously Reported	Revisions	Revised
As of January 1, 2022	HK$	HK$	HK$
Statutory reserve	-	17,940	17,940
Retained earnings	3,112,446	(17,940)	3,094,506
As of December 31, 2022
Statutory reserve	-	278,740	278,740
Retained earnings	6,763,982	(278,740)	6,485,242
As of December 31, 2023
Statutory reserve	-	278,740	278,740
Retained earnings	3,377,114	(278,740)	3,098,374